UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------------------------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Impala Asset Management LLC
                     ---------------------------------------
Address:             134 Main Street
                     ---------------------------------------
                     New Canaan, CT 06840
                     ---------------------------------------

Form 13F File Number: 28- 11248
                         -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Thomas T. Sullivan
                     ---------------------------------------
Title:               CFO
                     ---------------------------------------
Phone:               (203) 972-4155
                     ---------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas T. Sullivan            New Canaan, Connecticut     May 15, 2006
--------------------------------  --------------------------  ------------------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         -0-
                                                -----------------

Form 13F Information Table Entry Total:                     57
                                                -----------------

Form 13F Information Table Value Total:              2,066,422
                                                -----------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

IMPALA ASSET MANAGEMENT LLC
134 MAIN STREET
NEW CANAAN, CT 06840
TOM SULLIVAN, CFO
203-972-4155

FORM 13F FOR THE PERIOD ENDED MARCH 31, 2006

                                                                                               Investment     Other      Voting
Security                            Title of Class      CUSIP        MKT (000's)     Shares    Discretion   Managers   Authority
---------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                      ORD               G90078109         36,577       455,500        Y           N         SOLE
TEEKAY SHIPPING CORP COMS TK        COM               Y8564W103         18,902       509,900        Y           N         SOLE
CSX CORP                            COM               126408103         76,562     1,280,300        Y           N         SOLE
CATERPILLAR INC COM                 COM               149123101         56,514       787,000        Y           N         SOLE
CLEVELAND CLIFFS INC COM            COM               185896107         61,001       700,200        Y           N         SOLE
COMPANHIA VALE DO RIO DOCE          SPONSORED ADR     204412209         52,097     1,073,500        Y           N         SOLE
CORN PRODS INTL INC                 COM               219023108          4,915       166,200        Y           N         SOLE
CYPRESS SEMICONDUCTOR CORP          COM               232806109         12,797       755,000        Y           N         SOLE
DEERE & CO COM                      COM               244199105         35,185       445,100        Y           N         SOLE
EGL INC. COM STK                    COM               268484102          5,363       119,173        Y           N         SOLE
EATON CORP                          COM               278058102          1,970        27,000        Y           N         SOLE
FORD MOTOR COMPANY COM STK          COM               345370860         88,778    11,153,000        Y           N         SOLE
GATX CORP                           COM               361448103         32,336       783,130        Y           N         SOLE
GENERAL DYNAMICS CORP COM           COM               369550108         18,145       283,600        Y           N         SOLE
GENERAL ELECTRIC CO                 COM               369604103         24,346       700,000        Y           N         SOLE
GENERAL ELECTRIC CO                 CALL              3696049DG         50,490        14,517        Y           N         SOLE
GOODYEAR TIRE & RUBR CO COM         COM               382550101        147,852    10,210,800        Y           N         SOLE
GREENBRIER COMPANIES INC            COM               393657101          9,059       226,200        Y           N         SOLE
HOVNANIAN ENTERPRISES INC CL A      CL A              442487203        124,265     2,828,700        Y           N         SOLE
J B HUNT TRANS SVCS INC CMN         COM               445658107         92,807     4,308,594        Y           N         SOLE
LENNAR CORP COM CLASS A             CL A              526057104        104,796     1,735,600        Y           N         SOLE
MIDWEST AIR GROUP INC               COM               597911106          3,493       529,236        Y           N         SOLE
OCCIDENTAL PETE CORP COM            COM               674599105         96,912     1,046,000        Y           N         SOLE
PHELPS DODGE CORP COM               COM               717265102         89,050     1,105,800        Y           N         SOLE
SCHNITZER STL INDS                  CL A              806882106          4,589       107,095        Y           N         SOLE
SWIFT TRANSN CO INC COM             COM               870756103         12,838       590,800        Y           N         SOLE
TEMPUR-PEDIC INTL                   COM               879868107         22,275       500,000        Y           N         SOLE
UAL CORP                            COM NEW           902549807        103,247     2,585,725        Y           N         SOLE
UNITED PARCEL SERVICE INC           CL B              911312106         42,468       535,000        Y           N         SOLE
WEYERHAEUSER CO                     COM               962166104         16,333       225,500        Y           N         SOLE
GENESEE & WYO INC                   COM               3715591059           184         6,000        Y           N         SOLE
AMR CORP COM                        COM               001765106        122,728     4,537,100        Y           N         SOLE
AMERICAN COMMERCIAL LINES COM       COM               025195207         12,168       257,796        Y           N         SOLE
AMERICAN RAILCAR INDS INC           COM               02916P1030           856        24,400        Y           N         SOLE
BEAZER HOMES USA INC COM            COM               07556Q105         27,923       425,000        Y           N         SOLE
BIRCH MTN RES LTD                   COM               09066X109          2,232       302,400        Y           N         SOLE
CNF INC                             COM               12612W104         21,514       430,800        Y           N         SOLE
CANADIAN NATL RY CO                 COM               136375102            883        19,500        Y           N         SOLE
CANADIAN PAC RY LTD                 COM               13645T100            210         4,200        Y           N         SOLE
EVERGREEN SOLAR COM                 COM               30033R108         15,400     1,000,000        Y           N         SOLE
FEDEX CORP                          COM               31428X106          2,200        19,480        Y           N         SOLE
FORD MOTOR COMPANY COM STK          CALL              3453700FB            283           355        Y           N         SOLE
GRUPO AEROPORTUARIO DEL PAC         SPON ADR B        400506101            824        25,800        Y           N         SOLE
KB HOME                             COM               48666K109         78,944     1,214,900        Y           N         SOLE
KIRBY CORP                          COM               497266106            102         1,500        Y           N         SOLE
LAIDLAW INTL INC                    COM               50730R102          1,719        63,200        Y           N         SOLE
LANDSTAR SYS INC                    COM               515098101          1,116        25,300        Y           N         SOLE
NAVISTAR INTL CORP NEW              COM               63934E108         28,868     1,046,700        Y           N         SOLE
PACER INTL INC TENN                 COM               69373H106            346        10,600        Y           N         SOLE
POTASH CORP OF SASKATCHEWAN I       COM               73755L107        180,761     2,052,000        Y           N         SOLE
RYDER SYS INC                       COM               783549108            448        10,000        Y           N         SOLE
STANDARD PAC CORP NEW               COM               85375C101         63,888     1,900,300        Y           N         SOLE
SUNTECH PWR HLDGS CO LTD            ADR               86800C104         15,791       426,900        Y           N         SOLE
3M CO                               COM               88579Y101          5,124        67,700        Y           N         SOLE
US AIRWAYS GROUP INC                COM               90341W108            204         5,100        Y           N         SOLE
WASTE MGMT INC DEL                  COM               94106L109         33,503       949,100        Y           N         SOLE
WORLD FUEL SVCS CORP                COM               981475106          2,240        55,400        Y           N         SOLE
                                                                  -------------
                                                                     2,066,422
                                                                  =============